Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Statements of Income (Detail) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2019	Jun. 30, 2019	Jul. 31, 2018	Jun. 30, 2018	Jul. 31, 2019	Jun. 30, 2019	Jul. 31, 2018	Jun. 30, 2018
Revenues
Net interest revenue	[1]	$ 10,644		$ 9,511		$ 31,461		$ 26,428
Fee-based and other revenue		15		176		120		356
Total revenue		10,499		9,899		30,725		28,756
Operating expenses
Employee compensation and benefits		2,849		2,640		8,500		7,697
Provision for income taxes		813		705		2,089		2,491
Net income	[2]	$ 3,248		$ 3,105		$ 8,830		$ 8,374
Earnings per share - basic (Canadian dollars)		$ 1.75		$ 1.65		$ 4.72		$ 4.44
Earnings per share - diluted (Canadian dollars)		$ 1.74		$ 1.65		$ 4.71		$ 4.43
TD Ameritrade [member]
Revenues
Net interest revenue			$ 512		$ 429		$ 1,490		$ 1,170
Fee-based and other revenue			1,482		1,356		4,435		4,003
Total revenue			1,994		1,785		5,925		5,173
Operating expenses
Employee compensation and benefits			435		454		1,306		1,565
Other			597		515		1,668		1,864
Total operating expenses			1,032		969		2,974		3,429
Other expense (income)			(31)		36		42		108
Pre-tax income			993		780		2,909		1,636
Provision for income taxes			251		196		706		332
Net income			$ 742		$ 584		$ 2,203		$ 1,304
Earnings per share - basic (Canadian dollars)			$ 1.34		$ 1.03		$ 3.94		$ 2.29
Earnings per share - diluted (Canadian dollars)			$ 1.34		$ 1.02		$ 3.93		$ 2.28

[1]	Includes $8,838 million and $26,077 million, respectively, for the three and nine months ended July 31, 2019 (three and nine months ended July 31, 2018 - $7,853 million and $22,264 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 21.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.